MetLife Stock Index Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	17.59%	14.13%	14.53%
Class B
Prospectus [Line Items]
Average Annual Return, Percent	17.28%	13.84%	14.24%
Class D
Prospectus [Line Items]
Average Annual Return, Percent	17.46%	14.01%	14.41%
Class E
Prospectus [Line Items]
Average Annual Return, Percent	17.41%	13.95%	14.36%
Class G
Prospectus [Line Items]
Average Annual Return, Percent	17.22%	13.79%	14.18%